Share-Based Instruments - Part 1 (Details) - RSUs	6 Months Ended
	Jun. 30, 2021 EquityInstruments kr / shares	Jun. 30, 2020 EquityInstruments kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	159,567	22,672
Vested	49,012	39,438
Weighted average fair value of RSU granted | kr / shares	kr 2,149.55	kr 1,491.16